Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Major customers
Revenues from major customer	$ 731,078,833	$ 462,439,368	$ 401,624,981
Accounts receivable from major customer	357,442,102	304,600,710
Customer A | Real Estate Online Services
Major customers
Revenues from major customer		6,871,686	5,852,438
Customer A | Real Estate Brokerage Services
Major customers
Revenues from major customer		42,483,101	40,341,494
Customer A | Real Estate Information and Consulting Services
Major customers
Revenues from major customer		6,356,080	11,688,229
Customer A | Other Services
Major customers
Revenues from major customer		213,754	162,603
Revenues | Customer accounting risk | Customer A
Major customers
Revenues from major customer		55,924,621	58,044,764
Accounts receivable | Credit risk | Customer A
Major customers
Accounts receivable from major customer	43,318,976	52,949,294
Customer deposits | Customer deposits | Customer B
Major customers
Customer deposits from major customer		11,136,720
Customer deposits | Customer deposits | Customer C
Major customers
Customer deposits from major customer	56,000,000	26,000,000
Customer deposits | Customer deposits | Customer D
Major customers
Customer deposits from major customer		20,682,480
Customer deposits | Customer deposits | Customer E
Major customers
Customer deposits from major customer	$ 8,200,900